BILLINGS IN EXCESS OF COSTS AND ESTIMATED EARNINGS (Details Textual)	12 Months Ended
Dec. 31, 2012
Maximum [Member]
Contract value deposit	30.00%
Minimum [Member]
Contract value deposit	20.00%